Note 2 - Fixed Assets	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Fixed Assets
	2011	2010
Autos	$18,747	$18,747
Office Equipment	8,375	7,565
Less: Accumulated Depreciation	(24,244)	(21,215)
Total Fixed Assets	$2,878	$5,097

Depreciation expense for the six months ended June 30, 2011 and 2010 was $3,029 and $2,886, respectively.  The Company purchased $810 of computer equipment in 2011.